Inventories - Components of Inventories (Detail) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Inventory Disclosure [Abstract]
Finished Products	$ 8,128	$ 3,841	$ 5,856
Work in process			12
Raw materials	18,587	16,505	15,762
Supplies and other	8,022	7,774	7,576
Total inventories	$ 34,737	$ 28,120	$ 29,206